OTHER BORROWINGS (Details)	12 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Film financing agreement Third party investor USD ($)	Dec. 31, 2012 Film financing agreement Third party investor USD ($)	Dec. 31, 2011 Film financing agreement Third party investor USD ($)	Oct. 31, 2011 Film financing agreement entered into in October,2011 Third party investor USD ($) item	Oct. 31, 2011 Film financing agreement entered into in October,2011 Third party investor CNY	Dec. 31, 2012 Film financing agreement entered into in October,2011 Third party investor USD ($)	Dec. 31, 2011 Film financing agreement entered into in October,2011 Third party investor USD ($)	May 31, 2013 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($)	May 31, 2013 Film financing agreement entered into in March 2012 and May 2012 Third party investor CNY	May 31, 2012 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($) item	May 31, 2012 Film financing agreement entered into in March 2012 and May 2012 Third party investor CNY	Dec. 31, 2013 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($)	Dec. 31, 2012 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($)	Sep. 30, 2012 Film financing agreement entered into in September 2012 Third party investor USD ($)	Sep. 30, 2012 Film financing agreement entered into in September 2012 Third party investor CNY	Dec. 31, 2013 Film financing agreement entered into in September 2012 Third party investor USD ($)	Dec. 31, 2012 Film financing agreement entered into in September 2012 Third party investor USD ($)	Sep. 30, 2013 Film financing agreement entered into in September 2013 Third party investor USD ($)	Sep. 30, 2013 Film financing agreement entered into in September 2013 Third party investor CNY	Dec. 31, 2013 Film financing agreement entered into in September 2013 Third party investor USD ($)	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor USD ($)	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor CNY	Dec. 31, 2013 Film financing agreement entered into in December,2010 Third party investor USD ($)
OTHER BORROWINGS
Interest on borrowing																										$ 0
Effective interest rate (as a percent)													15.00%	15.00%			8.00%	8.00%			8.00%	8.00%
Effective interest rate, minimum (as a percent)							15.00%	15.00%
Effective interest rate, maximum (as a percent)							20.00%	20.00%
Number of agreements entered into with other investors							2	2					2	2
Term of loan																							6 months
Changes in the balances of other borrowings
Balance at the beginning of the period	8,671,050			8,671,050	1,831,658
Received from investors	2,314,172	6,150,156	1,572,723	2,314,172	6,150,156		1,572,723	10,000,000					3,001,343	19,000,000			3,148,813	20,000,000			2,314,172	14,200,000		167,504	1,115,075
Accrued interest expenses				445,666	553,800	122,660			211,236	64,984					176,512	278,499			194,575	64,065			74,579
Payments of principal made during the year	(6,698,927)		(1,231,034)	(6,698,927)							(1,624,801)	(10,000,000)
Payments of interest expenses made during the year	(3,427,798)	(967,100)	(1,502,957)	(789,584)							(243,720)
Exchange differences				184,025	135,436
Balance at the end of the period	4,126,402	8,671,050		4,126,402	8,671,050	1,831,658
Interest expenses capitalized to production costs				$ 269,145	$ 549,841	$ 64,984